Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss)
Schedule of Accumulated other comprehensive income (loss)

		Net	Accumulated
	Foreign	Unrealized	Other
	Currency	Gain	Comprehensive
	Translation	on Securities	Income (Loss)
Balance at September 30, 2021	$(7,477)	$—	$(7,477)
Other comprehensive income (loss) before reclassifications	604	—	604
Net current period other comprehensive income (loss)	604		604
Balance at December 31, 2021	(6,873)	—	(6,873)
Other comprehensive income (loss) before reclassifications	(372)		(372)
Net current period other comprehensive income (loss)	(372)	—	(372)
Balance at March 31, 2022	$(7,245)	$—	$(7,245)

Balance at September 30, 2022	$(11,482)	$2,177	$(9,305)
Other comprehensive income (loss) before reclassifications	1,887	—	1,887
Amounts reclassified from accumulated other comprehensive net income (loss)	—	(2,177)	(2,177)
Net current period other comprehensive income (loss)	1,887	(2,177)	(290)
Balance at December 31, 2022	(9,595)	—	(9,595)
Other comprehensive income (loss) before reclassifications	(1,220)		(1,220)
Net current period other comprehensive income (loss)	(1,220)		(1,220)
Balance at March 31, 2023	$(10,815)	$—	$(10,815)